Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2023	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at January 1, 2023	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

At January 1, 2023	-185	-3 059	319	2 076	425	1 477	1 053

Net deferred tax balance related to discontinued operations [1]	60	120	-36	-311	-13	-233	-413

Credited/(charged) to income	-13	1 344	32	386	173	-47	1 875

Credited/(charged) to other comprehensive income	-3		16			-34	-21

Impact of acquisitions of businesses	-2	-530			111	-19	-440

Other movements	-50	85	13	-28	17	-30	7

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

Gross deferred tax assets at December 31, 2023	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at December 31, 2023	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at December 31, 2023	-193	-2 040	344	2 123	713	1 114	2 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							3 879

Deferred tax assets at December 31, 2023							4 309

Deferred tax liabilities at December 31, 2023							-2 248

Net deferred tax balance at December 31, 2023							2 061

Gross deferred tax assets at January 1, 2022	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at January 1, 2022	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

At January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

Credited/(charged) to income [2]	69	628	-5	-43	5	1	655

Charged to equity						1	1

Credited/(charged) to other comprehensive income [2]	-2		-104			63	-43

Impact of acquisitions of businesses		-300			55	1	-244

Other movements [2]	4	10	-7	-6	-9	19	11

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

Gross deferred tax assets at December 31, 2022	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at December 31, 2022	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 312

Deferred tax assets at December 31, 2022							3 739

Deferred tax liabilities at December 31, 2022							-2 686

Net deferred tax balance at December 31, 2022							1 053

[1] Represents the net deferred tax balance at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

 2  In 2022 the total related to continuing operations for the charge to income was USD 625 million, for the charge to other comprehensive income was USD -20 million and for the charge to other movements was USD 8 million.

Gross value of tax-loss carry-forwards
(USD millions)	Unrecognized	Recognized	2023 total

One year	23	44	67

Two years	12	15	27

Three years	67	79	146

Four years	22	569	591

Five years	1 569	580	2 149

More than five years	2 891	2 975	5 866

Not subject to expiry	687	2 258	2 945

Total	5 271	6 520	11 791

(USD millions)	Unrecognized	Recognized	2022 total

One year	18	0	18

Two years	37	5	42

Three years	25	5	30

Four years	138	0	138

Five years	79	688	767

More than five years	3 880	2 380	6 260

Not subject to expiry	433	452	885

Total	4 610	3 530	8 140

Tax losses carried forward that expired
(USD millions)	2023	2022	2021

Tax losses carried forward that expired	8	6	18